Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 383,904	$ 353,971
Less: current portion of long-term debt	30,074	67
Long-term debt, net of current maturities	353,830	353,904
2021 Notes
Debt Instrument [Line Items]
Long-term debt	350,000	350,000
Other Long-Term Debt
Debt Instrument [Line Items]
Long-term debt	3,904	$ 3,971
2013 facility
Debt Instrument [Line Items]
Long-term debt	$ 30,000